Employment and Compensation Arrangements - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Nov. 30, 2020	Nov. 06, 2020	May 13, 2019	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted					0
Outstanding at end of year					4,801,602
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Granted					$ 0
Aggregate Intrinsic Value
Vesting period			3 years		5 years
2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted							28,400,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year				7,860,618	7,860,618
Expired					(2,008)
Forfeited					0
Exercised					3,057,008	12,042,862
Outstanding at end of year						7,860,618
Vested and exercisable at December 31, 2021					4,801,602
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year				$ 12.95	$ 12.95
Expired					29.33
Forfeited					0
Exercised					12.19
Outstanding at end of year					13.43	$ 12.95
Vested and exercisable					$ 13.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at beginning of year				6 years 2 months 12 days	4 years 9 months
Outstanding at end of year				6 years 2 months 12 days	4 years 9 months
Aggregate Intrinsic Value
Outstanding at beginning of year				$ 131,956	$ 131,956
Outstanding at end of year					49,655	$ 131,956
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					49,655
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Aggregate Intrinsic Value Exercised					$ 43,425	150,381
Accelerated vesting (in shares)		43,605
Employee Stock Option | 2016 Equity Incentive Plan
Aggregate Intrinsic Value
Accelerated vesting (in shares)	3,530,000
Accelerated compensation expense						$ 2,007